LEASES	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
LEASES	LEASES
Right-of-use assets and lease liabilities associated with the Company's operating leases are included in the Consolidated Balance Sheet as of December 31, 2021 and 2020 as follows:

(in millions)	2021	2020
Right-of-use assets included in:
Other non-current assets	$247	$259
Lease liabilities included in:
Accrued and other current liabilities	$50	$52
Other non-current liabilities	214	227
Total lease liabilities	$264	$279
As of December 31, 2021, 2020 and 2019 the Company's finance leases were not material and for the years 2021, 2020 and 2019 sub-lease income and short-term lease expense were not material. Lease expense for the years 2021, 2020 and 2019 include:

(in millions)	2021	2020	2019
Operating lease costs	$67	$65	$62
Variable operating lease costs	$12	$12	$16
Other information related to operating leases for 2021, 2020 and 2019 is as follows:

(dollars in millions)	2021	2020	2019
Cash paid from operating cash flows for amounts included in the measurement of lease liabilities	$76	$74	$73
Right-of-use assets obtained in exchange for new operating lease liabilities	$46	$39	$47
Weighted-average remaining lease term	7.2 years	7.6 years	8.2 years
Weighted-average discount rate	6.1%	6.2%	6.2%
As of December 31, 2021, future payments under noncancelable operating leases for each of the five succeeding years ending December 31 and thereafter are as follows:

(in millions)
2022	$64
2023	53
2024	41
2025	38
2026	34
Thereafter	100
Total	330
Less: Imputed interest	66
Present value of remaining lease payments	264
Less: Current portion	50
Non-current portion	$214